Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities:
Net income	$ 139,000	$ 15,069,000
Adjustments to reconcile net income to net cash used in operating activities
Income from cash and investments held in Trust Account	(2,278,000)	(4,600,000)
Change in fair value of warrant liability	0	(12,453,000)
Write-off contingent warrants associated with shares redeemed	(130,000)	0
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	(6,000)	175,000
Increase (decrease) in accounts payable	(11,000)	(60,000)
Increase (decrease) in accrued liabilities and other	1,311,000	343,000
Net cash used in operating activities	(975,000)	(1,526,000)
Cash flows from investing activities:
Cash deposited in Trust Account	(1,800,000)	0
Cash withdrawn from Trust Account to pay redemptions	265,050,000	0
Net cash provided by investing activities	263,250,000	0
Cash flows from financing activities:
Redemption of 26,068,281 Class A common shares	(265,050,000)	0
Advances and repayment of promissory note – related party	(30,000)	785,000
Proceeds of Extension Promissory Note – related party	2,726,000	0
Net cash (used in) provided by financing activities	(262,354,000)	785,000
Net change in cash	(79,000)	(741,000)
Cash and cash equivalents at beginning of the period	101,000	842,000
Cash and cash equivalents at end of the period	22,000	101,000
Supplemental disclosure of non-cash financing activities:
Settlement and release of liabilities	$ 2,961,000	$ 0